SHIPS, PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning balance	$ 238,592
Depreciation	14,094	$ 17,975	$ 19,806
Ending balance	249,602	238,592
Gross carrying amount [member]
Beginning balance	447,690	519,007
Additions	21,719	6,431
Disposals	(6,706)	(3,776)
Transfer		0
Acquired on acquisition of subsidiary (Note 41.2)	11,000
Reclassified to disposal group held for sale (Note 39)		(36,012)
Reclassification to inventories (Note 13)	(15,203)	(39,256)
Effect of foreign currency exchange differences	(710)	1,296
Ending balance	457,790	447,690	519,007
Accumulated depreciation and amortisation [member]
Beginning balance	120,230	132,221
Depreciation	14,274	18,772
Disposals	(6,182)	(3,652)
Reclassified to disposal group held for sale (Note 39)		(16,289)
Reclassification to inventories (Note 13)	(3,443)	(11,744)
Effect of foreign currency exchange differences	(598)	922
Ending balance	124,281	120,230	132,221
Accumulated impairment [member]
Beginning balance	88,868	82,889
Disposals	(522)
Impairment loss recognised on financial assets		16,503
Reclassification to inventories (Note 13)	(4,439)	(10,524)
Ending balance	83,907	88,868	82,889
Office equipment, furniture and fittings and motor vehicles [member]
Beginning balance	631
Ending balance	472	631
Office equipment, furniture and fittings and motor vehicles [member] | Gross carrying amount [member]
Beginning balance	5,894	9,676
Additions	88	1,181
Disposals	(296)	(340)
Transfer		245
Acquired on acquisition of subsidiary (Note 41.2)	0
Reclassified to disposal group held for sale (Note 39)		(5,876)
Reclassification to inventories (Note 13)	0	0
Effect of foreign currency exchange differences	(666)	1,008
Ending balance	5,020	5,894	9,676
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated depreciation and amortisation [member]
Beginning balance	5,263	6,985
Depreciation	179	706
Disposals	(296)	(218)
Reclassified to disposal group held for sale (Note 39)		(2,901)
Reclassification to inventories (Note 13)	0	0
Effect of foreign currency exchange differences	(598)	691
Ending balance	4,548	5,263	6,985
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated impairment [member]
Beginning balance	0	0
Disposals	0
Impairment loss recognised on financial assets		0
Reclassification to inventories (Note 13)	0	0
Ending balance	0	0	0
Plant and equipment [Member]
Beginning balance	1,757
Ending balance	1,269	1,757
Plant and equipment [Member] | Gross carrying amount [member]
Beginning balance	6,205	6,423
Additions	280	0
Disposals	(1,057)	(218)
Transfer		0
Acquired on acquisition of subsidiary (Note 41.2)	0
Reclassified to disposal group held for sale (Note 39)		0
Reclassification to inventories (Note 13)	(57)	0
Effect of foreign currency exchange differences	0	0
Ending balance	5,371	6,205	6,423
Plant and equipment [Member] | Accumulated depreciation and amortisation [member]
Beginning balance	4,448	3,852
Depreciation	768	814
Disposals	(1,057)	(218)
Reclassified to disposal group held for sale (Note 39)		0
Reclassification to inventories (Note 13)	(57)	0
Effect of foreign currency exchange differences	0	0
Ending balance	4,102	4,448	3,852
Plant and equipment [Member] | Accumulated impairment [member]
Beginning balance	0	0
Disposals	0
Impairment loss recognised on financial assets		0
Reclassification to inventories (Note 13)	0	0
Ending balance	0	0	0
Plant and equipment construction in progress [Member]
Beginning balance	0
Ending balance	0	0
Plant and equipment construction in progress [Member] | Gross carrying amount [member]
Beginning balance	0	239
Additions	0	0
Disposals	0	0
Transfer		(245)
Acquired on acquisition of subsidiary (Note 41.2)	0
Reclassified to disposal group held for sale (Note 39)		0
Reclassification to inventories (Note 13)	0	0
Effect of foreign currency exchange differences	0	6
Ending balance	0	0	239
Plant and equipment construction in progress [Member] | Accumulated depreciation and amortisation [member]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Reclassified to disposal group held for sale (Note 39)		0
Reclassification to inventories (Note 13)	0	0
Effect of foreign currency exchange differences	0	0
Ending balance	0	0	0
Plant and equipment construction in progress [Member] | Accumulated impairment [member]
Beginning balance	0	0
Disposals	0
Impairment loss recognised on financial assets		0
Reclassification to inventories (Note 13)	0	0
Ending balance	0	0	0
Ships [member]
Beginning balance	232,269
Ending balance	235,795	232,269
Ships [member] | Gross carrying amount [member]
Beginning balance	421,434	486,004
Additions	9,980	339
Disposals	0	0
Transfer		0
Acquired on acquisition of subsidiary (Note 41.2)	10,584
Reclassified to disposal group held for sale (Note 39)		(27,419)
Reclassification to inventories (Note 13)	(14,160)	(37,490)
Effect of foreign currency exchange differences	0	0
Ending balance	427,838	421,434	486,004
Ships [member] | Accumulated depreciation and amortisation [member]
Beginning balance	103,994	113,632
Depreciation	10,520	13,416
Disposals	0	0
Reclassified to disposal group held for sale (Note 39)		(12,119)
Reclassification to inventories (Note 13)	(3,203)	(10,948)
Effect of foreign currency exchange differences	0	13
Ending balance	111,311	103,994	113,632
Ships [member] | Accumulated impairment [member]
Beginning balance	85,171	82,579
Disposals	0
Impairment loss recognised on financial assets		13,116
Reclassification to inventories (Note 13)	(4,439)	(10,524)
Ending balance	80,732	85,171	82,579
Dry docking [Member]
Beginning balance	3,165
Ending balance	5,730	3,165
Dry docking [Member] | Gross carrying amount [member]
Beginning balance	13,077	14,961
Additions	5,760	4,880
Disposals	(5,353)	(3,183)
Transfer		0
Acquired on acquisition of subsidiary (Note 41.2)	416
Reclassified to disposal group held for sale (Note 39)		(1,983)
Reclassification to inventories (Note 13)	(986)	(1,766)
Effect of foreign currency exchange differences	0	168
Ending balance	12,914	13,077	14,961
Dry docking [Member] | Accumulated depreciation and amortisation [member]
Beginning balance	6,525	7,553
Depreciation	2,807	3,745
Disposals	(4,829)	(3,183)
Reclassified to disposal group held for sale (Note 39)		(969)
Reclassification to inventories (Note 13)	(183)	(796)
Effect of foreign currency exchange differences	0	175
Ending balance	4,320	6,525	7,553
Dry docking [Member] | Accumulated impairment [member]
Beginning balance	3,387	0
Disposals	(522)
Impairment loss recognised on financial assets		3,387
Reclassification to inventories (Note 13)	0	0
Ending balance	2,865	3,387	0
Construction in progress [member]
Beginning balance	463
Ending balance	6,074	463
Construction in progress [member] | Gross carrying amount [member]
Beginning balance	773	773
Additions	5,611	0
Disposals	0	0
Transfer		0
Acquired on acquisition of subsidiary (Note 41.2)	0
Reclassified to disposal group held for sale (Note 39)		0
Reclassification to inventories (Note 13)	0	0
Effect of foreign currency exchange differences	0	0
Ending balance	6,384	773	773
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Reclassified to disposal group held for sale (Note 39)		0
Reclassification to inventories (Note 13)	0	0
Effect of foreign currency exchange differences	0	0
Ending balance	0	0	0
Construction in progress [member] | Accumulated impairment [member]
Beginning balance	310	310
Disposals	0
Impairment loss recognised on financial assets		0
Reclassification to inventories (Note 13)	0	0
Ending balance	310	310	310
Free hold land and buildings [Member]
Beginning balance	307
Ending balance	263	307
Free hold land and buildings [Member] | Gross carrying amount [member]
Beginning balance	307	278
Additions	0	0
Disposals	0	0
Transfer		0
Acquired on acquisition of subsidiary (Note 41.2)	0
Reclassified to disposal group held for sale (Note 39)		0
Reclassification to inventories (Note 13)	0	0
Effect of foreign currency exchange differences	(44)	29
Ending balance	263	307	278
Free hold land and buildings [Member] | Accumulated depreciation and amortisation [member]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Reclassified to disposal group held for sale (Note 39)		0
Reclassification to inventories (Note 13)	0	0
Effect of foreign currency exchange differences	0	0
Ending balance	0	0	0
Free hold land and buildings [Member] | Accumulated impairment [member]
Beginning balance	0	0
Disposals	0
Impairment loss recognised on financial assets		0
Reclassification to inventories (Note 13)	0	0
Ending balance	0	0	0
Leasehold Improvements [Member]
Beginning balance	0
Ending balance	0	0
Leasehold Improvements [Member] | Gross carrying amount [member]
Beginning balance	0	653
Additions	0	31
Disposals	0	(35)
Transfer		0
Acquired on acquisition of subsidiary (Note 41.2)	0
Reclassified to disposal group held for sale (Note 39)		(734)
Reclassification to inventories (Note 13)	0	0
Effect of foreign currency exchange differences	0	85
Ending balance	0	0	653
Leasehold Improvements [Member] | Accumulated depreciation and amortisation [member]
Beginning balance	0	199
Depreciation	0	91
Disposals	0	(33)
Reclassified to disposal group held for sale (Note 39)		(300)
Reclassification to inventories (Note 13)	0	0
Effect of foreign currency exchange differences	0	43
Ending balance	0	0	199
Leasehold Improvements [Member] | Accumulated impairment [member]
Beginning balance	0	0
Disposals	0
Impairment loss recognised on financial assets		0
Reclassification to inventories (Note 13)	0	0
Ending balance	$ 0	$ 0	$ 0